Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at FVTPL	£ 12	£ 13
Financial assets mandatorily at FVTPL	173	195
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	0	0	£ 0
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	£ (2)	£ (2)